Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Lease liability	$ 3,336,000	$ 2,618,000
Description of aforesaid lease agreements end	The Group leases offices in Ness- Ziona from Africa-Israel for a period of five years under a few different contracts for four different floors used for offices, labs and manufacturing facilities, at the same building. The contractual periods of the aforesaid lease agreements end in August 2021, December 2023 and August 2024. The Group has an option to extend two of the lease agreements for an additional five years for an additional monthly fee (10% increase). The Company extended the lease agreement ended in August 2021 for an additional five years. The Group also leases offices in Hong-Kong. The contractual period of the aforesaid lease agreement ended in March 2024. The Group also leases offices in the U.S. for a contractual period of three years, which ends in August 2023.
Lease prepayments	$ 1,494,000	$ 1,118,000
Vehicles [Member]
Leases (Details) [Line Items]
Lease liability	324
Essemtec and DeepCube [Member]
Leases (Details) [Line Items]
Lease liability	995
Hong-Kong [Member]
Leases (Details) [Line Items]
Lease liability	$ 1,595